OTHER LONG-TERM DEBT (Loans to TPSCo from Japanese Institutions) (Narrative) (Details) - 12 months ended Dec. 31, 2019 - TPSCo [Member] $ in Thousands, ¥ in Billions	USD ($)	JPY (¥)
Debt Instrument [Line Items]
Outstanding principal	$ 100,000
Term Loan 2018 [Member]
Debt Instrument [Line Items]
Outstanding principal	$ 101,000
Basis spread over variable interest rate	1.95%
Term Loan 2018 [Member] | JPY [Member]
Debt Instrument [Line Items]
Outstanding principal | ¥		¥ 11